ASSETS HELD FOR RESALE (Details) - Schedule of Assets Held for Resale (USD $)	Sep. 30, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Assets held for resale	$ 399,594	$ 0
Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for resale	$ 399,594	$ 0